Post-employee benefit plans	6 Months Ended
Jun. 30, 2022
Employee Benefits [Abstract]
Post-employment benefit plans

Note 11	Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include defined benefit (DB) pension plans, defined contribution (DC) pension plans and other post-employment benefits (OPEBs).
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2022	2021	2022	2021
DB pension	(49)	(56)	(97)	(111)
DC pension	(26)	(26)	(64)	(62)
OPEBs	—	—	—	(1)
Less:
Capitalized benefit plans cost	16	19	33	37
Total post-employment benefit plans service cost	(59)	(63)	(128)	(137)
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING INCOME (COST)

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2022	2021	2022	2021
DB pension	16	2	42	5
OPEBs	(9)	(7)	(17)	(15)
Total net return (interest) on post-employment benefit plans	7	(5)	25	(10)
FUNDED STATUS OF POST-EMPLOYMENT BENEFIT PLANS
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE PERIOD ENDED	JUNE 30, 2022	DECEMBER 31, 2021	JUNE 30, 2022	DECEMBER 31, 2021	JUNE 30, 2022	DECEMBER 31, 2021	JUNE 30, 2022	DECEMBER 31, 2021
Present value of post- employment benefit obligations	(18,016)	(23,872)	(1,430)	(1,840)	(223)	(289)	(19,669)	(26,001)
Fair value of plan assets	23,460	27,979	407	412	—	—	23,867	28,391
Plan surplus (deficit)	5,444	4,107	(1,023)	(1,428)	(223)	(289)	4,198	2,390
Effect of asset limit	(1,217)	(652)	—	—	—	—	(1,217)	(652)
Post-employment benefit asset (liability)	4,227	3,455	(1,023)	(1,428)	(223)	(289)	2,981	1,738
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with the Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

In Q2 2022, we recorded an increase in our post-employment benefit plans and a gain, before taxes, in Other comprehensive income of $354 million due to a decrease in the present value of our post-employment benefit obligations of $2,672 million as a result of an increase in the discount rate to 5.3% at June 30, 2022, compared to 4.3% at March 31, 2022, partly offset by a decrease in the fair value of plan assets of $2,092 million as a result of a loss on plan assets of 7.2% and an increase in the effect of the asset limit of $226 million.
During the first half of 2022, we recorded an increase in our post-employment benefit plans and a gain, before taxes, in Other comprehensive income of $1,233 million due to a decrease in the present value of our post-employment benefit obligations of $6,112 million as a result of an increase in the discount rate to 5.3% at June 30, 2022, compared to 3.2% at December 31, 2021, partly offset by a decrease in the fair value of plan assets of $4,314 million as a result of a loss on plan assets of 13.8% and an increase in the effect of the asset limit of $565 million.